Operating Lease Right-of-Use Assets, Net (Tables)	6 Months Ended
Dec. 31, 2023
Operating Lease Right-of-Use Assets, Net [Abstract]
Schedule of Operating Lease Right -Of-Use Assets	Operating lease right -of-use assets, net, were as follows as of December 31, 2023 and June 30, 2023:
	June 30, 2023	Increase/ (Decrease)	Exchange rate translation	December 31, 2023
Shou Hill Valley Area	$2,075,895	$-	$41,941	$2,117,836
Villas	2,048,942	-	41,397	2,090,339
Farmland*	2,075,895	-	41,941	2,117,836
Warehouse**	718,555	-	14,518	733,073
Base Station Tower	241,822	-	4,886	246,708
Total right-of-use assets, at cost	7,161,109	-	144,683	7,305,792
Less: accumulated lease expense	(1,526,807)	(338,846)	6,146	(1,859,507)
Operating lease right-of-use assets, net	$5,634,302	$(338,846)	$150,829	$5,446,285
*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.
**	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.